Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss	$ (9,297)	$ (6,259)	$ (8,207)	$ (13,037)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expense	3	3	4	4
Stock-based compensation expense	726	111	148	388
Change in fair value of warrant liability	0	(3)	(3)	(182)
Change in operating lease right-of-use assets	36			53
Change in operating lease right-of-use assets		(117)	(105)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	265	322	313	(547)
Accounts payable	391	(147)	(387)	2,159
Accrued expenses	697	(639)	(479)	125
Operating lease liabilities	(36)	117	105	(57)
Cash used in operating activities	(7,215)	(6,612)	(8,611)	(8,990)
Financing activities:
Proceeds from warrant exercise	0	1	762	12
Payment for fractional shares in connection with reverse stock split	(1)	(1)	(1)	0
Payment of stock issuance costs	(1,317)	(1,937)	(2,033)	(517)
Cash provided by financing activities	6,242	9,550	11,831	10,797
Net increase in cash and cash equivalents	(973)	2,938	3,220	1,799
Cash and cash equivalents at beginning of period	5,028	1,808	1,808	9
Cash and cash equivalents at end of period	4,055	4,746	5,028	1,808
Supplemental disclosure of non-cash financing activities:
Deferred stock issuance costs in accounts payable and accrued expenses	30	0	0	226
Issuance of warrants for payment of stock issuance costs	123	0	287	18
Through Financing
Financing activities:
Proceeds from issuance of common stock	5,000	9,499	9,499	12,250
ATM
Financing activities:
Proceeds from issuance of common stock	$ 2,560	$ 1,988	$ 3,604	$ 0